Related Party Transactions - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Time-Charter Hire Expense [Member] | Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 5.9	$ 5.4	$ 11.7	$ 11.3
LNG Carriers [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 20.9	$ 19.9	$ 40.7	$ 37.4
Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	52.00%		52.00%